Share-Based Compensation and Other Related Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of stock options granted		$ 15,000,000
Current liability total	$ 1,255,000,000	777,000,000
Other liabilities	43,000,000	102,000,000
Stock Options and RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	30,000,000	52,000,000
Stock Options and RSUs [member] | Corporate administration [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	30,000,000	48,000,000
Stock Options and RSUs [member] | Capitalized development projects [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 0	4,000,000
Stock Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of stock options granted		$ 4.89
Expected forfeiture rate of options granted		12.60%
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted	1,600,000	2,500,000
RSUs vested		0.2
Vesting period	3 years	3 years
Grant date fair value per other equity instruments | $ / shares	$ 16.94	$ 15.59
Grant date fair value of other equity instruments	$ 27,000,000	$ 39,000,000
Expected forfeiture rate of other equity instruments granted	17.30%	16.70%
RSUs issued and vested	1,600,000	1,900,000
Other equity instruments outstanding	2,900,000	3,400,000
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 3,000,000
Other equity instruments granted	700,000	500,000
Grant date fair value of other equity instruments	$ 13,000,000	$ 6,000,000
Expected forfeiture rate of other equity instruments granted	8.10%	8.10%
Other equity instruments outstanding	1,000,000	800,000
Current liability total	$ 1,000,000	$ 0
Other liabilities	2,000,000	1,000,000
Intrinsic value of liabilities from other Equity Instruments outstanding	0	0
Intrinsic value of PSUs vested and exercised		3,000,000
PRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,000,000	$ 8,000,000
Other equity instruments granted	0.4	0.7
Grant date fair value per other equity instruments | $ / shares	$ 16.99	$ 15.56
Grant date fair value of other equity instruments	$ 7,000,000	$ 11,000,000
Other equity instruments outstanding	600,000	800,000
Vesting period	3 years	3 years
PRUs [Member] | Other Current Liabilities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from other Equity Instruments outstanding	$ 3,000,000	$ 5,000,000
PRUs [Member] | Other non-current liabilities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from other Equity Instruments outstanding	2,000,000	2,000,000
Employee Share Purchase Plan (ESPP) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,000,000	$ 4,000,000